Vessels, net	12 Months Ended
Dec. 31, 2023
Vessels, net [Abstract]
Vessels, net
5.	Vessels, net

(a)	Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2021	$111,754,934	$(3,668,654)	$108,086,280
Acquisitions, improvements, and other vessel costs	385,729	—	385,729
Vessel disposal	(10,018,583)	599,930	(9,418,653)
Depreciation	—	(6,567,178)	(6,567,178)
Balance December 31, 2022	$102,122,080	$(9,635,902)	$92,486,178
Acquisitions, improvements, and other vessel costs	72,306,547	—	72,306,547
Vessel disposals	(80,304,259)	9,815,090	(70,489,169)
Depreciation	—	(5,595,505)	(5,595,505)
Balance December 31, 2023	$94,124,368	$(5,416,317)	$88,708,051

(b)	Vessel Acquisitions and other Capital Expenditures:

During the year ended December 31, 2022, there were no vessel acquisitions.

On April 26, 2023, the Company, through Zatanna, entered into an agreement to purchase a 2020 Japanese-built 5,000 cbm LPG carrier, the Dream Terrax, from an unaffiliated third party for a purchase price of $19.9 million. The LPG Dream Terrax was delivered to the Company on May 26, 2023.

On April 26, 2023, the Company, through Starfire, entered into an agreement to purchase a 2015 Japanese-built 5,000 cbm LPG carrier, the Dream Arrax, from an unaffiliated third party for a purchase price of $17.0 million. The LPG Dream Arrax was delivered to the Company on June 14, 2023.
On April 26, 2023, the Company, through Cyborg, entered into an agreement to purchase a 2015 Japanese-built 5,000 cbm LPG carrier, the Dream Syrax, from an unaffiliated third party for a purchase price of $17.0 million. The vessel LPG Dream Syrax was delivered to the Company on July 18, 2023.
On April 26, 2023, the Company, through Nightwing, entered into an agreement to purchase a 2015 Japanese-built 5,000 cbm LPG carrier, Dream Vermax, from an unaffiliated third party for a purchase price of $17.0 million. The vessel LPG Dream Vermax was delivered to the Company on August 4, 2023.

During the year ended December 31, 2023, the M/T Wonder Formosa was equipped with a ballast water treatment system (“BWTS”).

The Company reviewed all its vessels for impairment and none were found to have an indication of impairment as the fair value was in excess of carrying value at December 31, 2021, 2022 and 2023.

(c)	Vessel Disposals:

On May 9, 2022, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Arcturus, for a gross sale price of $13.15 million. The vessel was delivered to its new owners on July 15, 2022. In connection with the subject sale, the Company recognized during the third quarter of 2022 a net gain of $3.2 million which is separately presented in ‘Gain on sale of vessel’ in the accompanying combined statements of comprehensive (loss)/income.

On April 28, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Avior for a gross sale price of $30.1 million. The vessel was delivered to its new owners on July 17, 2023. In connection with this sale, the Company recognized during the third quarter of 2023 a net gain of $17.6 million which is presented in ‘Gain on sale of vessels’ in the accompanying consolidated statements of comprehensive (loss)/income.
On May 12, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Bellatrix for a gross sale price of $37.0 million. The vessel was delivered to its new owners on June 22, 2023. In connection with this sale, the Company recognized in the second quarter of 2023 a net gain of $19.3 million which is presented in ‘Gain on sale of vessels’ in the accompanying consolidated statements of comprehensive (loss)/income.
On May 18, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Polaris for a gross sale price of $34.5 million. The vessel was delivered to its new owners on June 26, 2023. In connection with this sale, the Company recognized during the second quarter of 2023 a net gain of $21.3 million which is presented in ‘Gain on sale of vessels’ in the accompanying consolidated statements of comprehensive (loss)/income.

On June 15, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Musica for a gross sale price of $28.0 million. The vessel was delivered to its new owners on July 6, 2023. In connection with this sale, the Company recognized during the third quarter of 2023 a net gain of $16.1 million which is presented in ‘Gain on sale of vessels’ in the accompanying consolidated statements of comprehensive (loss)/income.
On September 1, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Formosa for a gross sale price of $18.0 million. The vessel was delivered to its new owners on November 16, 2023. In connection with this sale, the Company recognized during the fourth quarter of 2023 a net gain of $8.2 million which is presented in ‘Gain on sale of vessels’ in the accompanying consolidated statements of comprehensive (loss)/income.

On September 5, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Vega for a gross sale price of $31.5 million. The vessel was delivered to its new owners on December 21, 2023. In connection with this sale, the Company recognized during the fourth quarter of 2023 a net gain of $16.5 million which is presented in ‘Gain on sale of vessels’ in the accompanying consolidated statements of comprehensive (loss)/income.

The respective sales of the above vessels took place due to favorable offers in each case.
As of December 31, 2023, one vessel (the M/T Wonder Sirius) in the Company’s fleet having a carrying value of $11.7 million was first priority mortgaged as security under the $18.0 Million Term Loan Facility (Note 6 and 18).